Average Annual Total Returns{- Defense and Aerospace Portfolio} - 02.28 Select Portfolios: Group 6 Industrials Sector Combo PRO-16 - Defense and Aerospace Portfolio	Defense and Aerospace Portfolio-Default Return Before Taxes Past 1 year	Defense and Aerospace Portfolio-Default Return Before Taxes Past 5 years	Defense and Aerospace Portfolio-Default Return Before Taxes Past 10 years	Defense and Aerospace Portfolio-Default After Taxes on Distributions Past 1 year	Defense and Aerospace Portfolio-Default After Taxes on Distributions Past 5 years	Defense and Aerospace Portfolio-Default After Taxes on Distributions Past 10 years	Defense and Aerospace Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Defense and Aerospace Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Defense and Aerospace Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1507 Past 1 year	F1507 Past 5 years	F1507 Past 10 years
Total	4.88%	10.07%	13.07%	2.88%	8.64%	11.69%	4.22%	7.82%	10.62%	28.71%	18.47%	16.55%	9.19%	12.11%	16.13%